                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 8/11/2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/11/2007.

Institutional Investment Manager Filing this Report:

Name:            CITADEL LIMITED PARTNERSHIP
Address:         131 SOUTH DEARBORN
                 CHICAGO, IL 60603
13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            GERALD A. BEESON
Title:           CHIEF FINANCIAL OFFICER
Phone:           (312) 395-3121

Signature, Place, and Date of Signing:

   /s/ Gerald Beeson        CHICAGO, ILLINOIS       08/13/2007
------------------------  ----------------------  --------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total:     $992,066
                                         (thousands)

List of Other Included Managers:

NONE

                                   FORM 13F

             Name of Reporting Manager Citadel Limited Partnership

                                                                 (SEC USE ONLY)

Item 1:                 Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                ---------- --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                             Voting Authority
                                                                      Investment Discretion                      (Shares)
                                                                   ----------------------------              ----------------
                                                         Shares of      (b) Shared
                       Title of     CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer           Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------         ---------- --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
ANDREW CORP            Cmn        034425108     493,431     55,692  X                               n/a       X
ANDREW CORP 3.25% CB
  08/15/13 -
  REGISTERED           Bond       034425AB4  10,906,768     11,240  X                               n/a      n/a
BLS 27.5 STRIKE AMER
  CALL 01/20/2007      Opt (Call) 079860902     452,700        503  X                               n/a      n/a
BLS 32.5 STRIKE AMER
  CALL 07/22/2006      Opt (Call) 079860902     215,460        567  X                               n/a      n/a
FISHER SCIENTIFIC
  2.5% CB 10/1/23
  -REGISTERED          Bond       338032AW5  81,028,000     50,000  X                               n/a      n/a
FSH 70.0 STRIKE AMER
  PUT 12/16/2006       Opt (Put)  338032954   1,337,700      5,096  X                               n/a      n/a
GDW 65.0 STRIKE AMER
  CALL 01/20/2007      Opt (Call) 381317906     572,040        504  X                               n/a      n/a
GOLDEN WEST FINL CORP
  DEL                  Cmn        381317106 349,101,354  4,704,870  X                               n/a       X
KERR MCGEE CORP        Cmn        492386107 163,252,813  2,354,042  X                               n/a       X
KERZNER INTL LTD CMN
  STK                  Cmn        P6065Y107   2,809,604     35,439  X                               n/a       X
KMG 37.5 STRIKE AMER
  CALL 01/20/2007      Opt (Call) 492386907     578,700        180  X                               n/a      n/a
KMG 40.0 STRIKE AMER
  CALL 01/20/2007      Opt (Call) 492386907     606,900        204  X                               n/a      n/a
KMG 45.0 STRIKE AMER
  CALL 01/20/2007      Opt (Call) 492386907     589,050        238  X                               n/a      n/a
KMG 45.0 STRIKE AMER
  CALL 07/22/2006      Opt (Call) 492386907     736,500        300  X                               n/a      n/a
KMG 45.0 STRIKE AMER
  CALL 08/19/2006      Opt (Call) 492386907     400,950        162  X                               n/a      n/a
   COLUMN TOTALS                            613,081,969

                       CONFIDENTIAL TREATMENT REQUESTED

                                   FORM 13F

             Name of Reporting Manager Citadel Limited Partnership

                                                                 (SEC USE ONLY)

Item 1:                  Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                 ---------- --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                              Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                    ----------------------------              ----------------
                                                          Shares of      (b) Shared
                        Title of     CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer            Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------          ---------- --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
KMG 45.0 STRIKE AMER
  CALL 10/21/2006       Opt (Call) 492386907     367,040        148  X                               n/a      n/a
KMG 47.5 STRIKE AMER
  CALL 07/22/2006       Opt (Call) 492386907     218,295         99  X                               n/a      n/a
KMG 52.5 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 492386907     296,685        171  X                               n/a      n/a
KMG 55.0 STRIKE AMER
  CALL 07/22/2006       Opt (Call) 492386907   1,030,285        713  X                               n/a      n/a
KMG 57.5 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 492386907     463,760        374  X                               n/a      n/a
KMG 60.0 STRIKE AMER
  CALL 07/22/2006       Opt (Call) 492386907     259,440        276  X                               n/a      n/a
KMG 62.5 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 492386907     312,570        414  X                               n/a      n/a
MAVERICK TUBE
  1.875% CB
  11/15/2025-REGISTERED Bond       577914AD6   8,212,450      5,000  X                               n/a      n/a
MAVERICK TUBE CORP
  CMN STK               Cmn        577914104  54,534,676    863,027  X                               n/a       X
MVK 35.0 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 577914904     219,450         77  X                               n/a      n/a
MVK 40.0 STRIKE AMER
  CALL 10/21/2006       Opt (Call) 577914904   1,303,500        550  X                               n/a      n/a
MVK 45.0 STRIKE AMER
  CALL 07/22/2006       Opt (Call) 577914904     263,120        143  X                               n/a      n/a
NFB 25.0 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 659424905     294,365        521  X                               n/a      n/a
NORTH FORK BANCORP
  CMN STOCK             Cmn        659424105 115,403,207  3,825,098  X                               n/a       X
   COLUMN TOTALS                             183,178,843                                                      n/a

                       CONFIDENTIAL TREATMENT REQUESTED

                                   FORM 13F

             Name of Reporting Manager Citadel Limited Partnership

                                                                 (SEC USE ONLY)

Item 1:                 Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                ---------  --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                             Voting Authority
                                                                      Investment Discretion                      (Shares)
                                                                   ----------------------------              ----------------
                                                         Shares of      (b) Shared
                       Title of     CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer           Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------         ---------  --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
PUBLIC SVC ENTERPRISES    Cmn     744573106  15,380,305    232,612  X                               n/a      n/a
RSA SECURITY INC CMN
  STOCK                   Cmn     749719100  51,280,192  1,892,258  X                               n/a      n/a
STONE ENERGY CORP CMN
  STK                     Cmn     861642106  15,742,558    338,186  X                               n/a      n/a
TEXAS REGL BCSHS INC
  -CL A CMN STK           Cmn     882673106  57,358,892  1,512,629  X                               n/a      n/a
WEST CORP. COMMON         Cmn     952355105  34,439,816    718,844  X                               n/a      n/a
WESTERN GAS RESOURCES
  INC COMMON STOCK        Cmn     958259103  21,603,695    360,964  X                               n/a      n/a
   COLUMN TOTALS                            195,805,459
   LONG MARKET VALUE                        992,066,271

                       CONFIDENTIAL TREATMENT REQUESTED